SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Expenses by Function (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ (32,083)	¥ 26,534	¥ (19,122)	¥ 84,459
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			2,149
Sales and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			5,036
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	(2,158)		(2,216)	194
General and administrative expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ (29,925)	¥ 26,534	¥ (24,091)	¥ 84,265